BABSON VALUE FUND, INC.

                       Supplement dated May 27, 1999
                                   to
                      Prospectus dated March 31, 1999

                 Management and Investment Counsel (page 4)

	Effective May 27, 1999, the Babson Value Fund, Inc. (the "Fund") manager is Anthony M. Maramarco. He joined David L. Babson & Co. in 1996 and has over 18 years investment management experience. Mr. Maramarco's role will be to replace Roland W. Whitridge, who managed the Fund assisted by a team of investment managers headed by Mr. Maramarco. He is a Chartered Financial Analyst.